Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Change in Carrying Value of Redeemable Class A Common Stock

	Shares	Dollars
Gross proceeds	17,309,719	$175,693,636
Less:	—
Proceeds allocated to the fair value of warrants	—	(11,760,676)
Class A common stock issuance costs and overallotment costs	—	(3,832,731)
Plus:
Accretion of carrying value to redemption value	—	15,593,409
Class A common stock subject to possible redemption – December 31, 2021	17,309,719	175,693,636
Sponsor deposits	—	3,780,526
Redemption and withdrawals	(13,769,910)	(143,462,986)
Remeasurement carrying value to redemption value	—	5,016,618
Class A common stock subject to possible redemption – December 31, 2022	3,539,809	37,247,257
Remeasurement carrying value to redemption value	—	745,006
Class A common stock subject to possible redemption – March 31, 2023	3,539,809	37,992,263
Redemption and withdrawals	(2,449,091)	(26,538,036)
Remeasurement carrying value to redemption value	—	444,799
Class A common stock subject to possible redemption – June 30, 2023	1,090,718	$11,899,026

	Shares	Dollars
Gross proceeds	17,309,719	$175,693,636
Less:	—
Proceeds allocated to the fair value of warrants	—	(11,760,676)
Class A common stock issuance costs and overallotment costs	—	(3,832,731)
Plus:	—
Accretion of carrying value to redemption value	—	15,593,409
Class A common stock subject to possible redemption - December 31, 2021	17,309,719	175,693,636
Sponsor deposits	—	3,780,526
Redemption and withdrawals	(13,769,910)	(143,462,986)
Remeasurement carrying value to redemption value	—	5,016,618
Class A common stock subject to possible redemption – December 31, 2022	3,539,809	$37,247,257

Schedule of Calculation Basic and Diluted Net Income Per Common Share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Three Months		For the Six Months
	Ended June 30, 2023		Ended June 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(202,713)	$(164,723)	$(45,622)	$(43,553)
Denominator:
Basic and diluted weighted average shares outstanding	3,926,398	3,190,560	4,024,430	3,841,930

Basic and diluted net loss per share	$(0.05)	$(0.05)	$(0.01)	$(0.01)

	For the Three Months		For the Six Months
	Ended June 30, 2022		Ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$1,685,646	$421,412	$3,875,305	$974,764
Denominator:
Basic and diluted weighted average shares outstanding	17,893,462	4,500,528	17,893,462	4,500,528

Basic and diluted net income per share	$0.09	$0.09	$0.22	$0.22

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Year
	Ended December 31,
	2022
	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$5,593,607	$1,599,663
Denominator:
Basic and diluted weighted average shares outstanding	15,737,185	4,500,528

Basic and diluted net income per share	$0.36	$0.36

	For the
	Year Ended
	December 31, 2021
	Class A	Class B
Basic and diluted net income (per share
Numerator:
Allocation of net income	$4,718,886	$1,663,991
Denominator:
Basic and diluted weighted average shares outstanding	12,860,378	4,534,875

Basic and diluted net income per share	$0.37	$0.37